UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Bond Fund

Quarterly portfolio holdings 8/31/17

Fund’s investments

As of 8-31-17 (unaudited)
	Rate (%)	Maturity Date	Par value^	Value
U.S. Government and Agency obligations 29.0%				$3,062,261,703
(Cost $3,022,488,885)
U.S. Government 12.8%				1,347,470,788
U.S. Treasury
Bond	2.750	11-15-42	326,350,000	330,276,398
Bond	3.000	02-15-47	234,055,000	246,982,883
Bond	3.000	05-15-47	210,604,000	222,343,528
Note	1.500	07-15-20	100,535,000	100,750,993
Note	1.500	08-15-20	130,460,000	130,709,708
Note	2.250	08-15-27	234,256,000	236,918,832
Treasury Inflation Protected Security	0.375	07-15-25	78,821,362	79,488,446
U.S. Government Agency 16.2%				1,714,790,915
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	7,558,513	7,719,566
30 Yr Pass Thru	3.000	04-01-43	8,243,950	8,386,117
30 Yr Pass Thru	3.000	06-01-43	2,992,619	3,046,097
30 Yr Pass Thru	3.000	05-01-46	5,417,356	5,505,699
30 Yr Pass Thru	3.000	10-01-46	22,074,891	22,417,479
30 Yr Pass Thru	3.000	11-01-46	20,932,149	21,227,710
30 Yr Pass Thru	3.500	02-01-41	19,722,555	20,542,644
30 Yr Pass Thru	3.500	01-01-42	1,978,314	2,066,757
30 Yr Pass Thru	3.500	05-01-42	1,762,191	1,838,219
30 Yr Pass Thru	3.500	06-01-42	7,783,877	8,119,703
30 Yr Pass Thru	3.500	08-01-42	2,111,025	2,202,103
30 Yr Pass Thru	3.500	09-01-42	2,424,833	2,525,660
30 Yr Pass Thru	3.500	04-01-44	8,804,119	9,221,104
30 Yr Pass Thru	3.500	05-01-45	21,266,401	22,144,040
30 Yr Pass Thru	3.500	01-01-46	2,556,841	2,661,559
30 Yr Pass Thru	3.500	08-01-46	105,045,015	109,478,577
30 Yr Pass Thru	3.500	09-01-46	44,464,934	46,207,844
30 Yr Pass Thru	3.500	10-01-46	7,096,227	7,399,058
30 Yr Pass Thru	3.500	02-01-47	21,735,326	22,662,881
30 Yr Pass Thru	4.000	01-01-41	21,190,155	22,529,506
30 Yr Pass Thru	4.000	03-01-42	10,544,155	11,197,431
30 Yr Pass Thru	4.000	11-01-43	6,281,174	6,739,033
30 Yr Pass Thru	4.000	02-01-44	2,861,201	3,049,646
30 Yr Pass Thru	4.000	07-01-45	31,305,918	33,455,852
30 Yr Pass Thru	4.000	01-01-47	19,599,229	20,945,206
30 Yr Pass Thru	4.000	03-01-47	105,086,341	111,746,664
30 Yr Pass Thru	4.000	04-01-47	33,222,371	35,555,827
30 Yr Pass Thru	4.000	05-01-47	24,817,482	26,568,355
30 Yr Pass Thru	4.500	11-01-39	3,125,331	3,383,125
30 Yr Pass Thru	4.500	02-01-41	4,999,438	5,410,256
30 Yr Pass Thru	4.500	03-01-41	3,272,234	3,565,153
30 Yr Pass Thru	4.500	09-01-41	2,082,728	2,251,919
30 Yr Pass Thru	4.500	10-01-41	2,280,677	2,465,948
30 Yr Pass Thru	4.500	06-01-47	28,509,564	31,003,729
30 Yr Pass Thru	5.000	03-01-41	1,598,474	1,753,628
30 Yr Pass Thru	5.500	05-01-38	321,591	361,739
30 Yr Pass Thru	5.500	11-01-39	6,616,287	7,444,345
Federal National Mortgage Association
15 Yr Pass Thru	3.000	09-01-27	5,816,061	6,011,935
15 Yr Pass Thru	3.500	02-01-26	925,136	968,130
15 Yr Pass Thru	3.500	03-01-26	7,039,180	7,366,313

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 2

	Rate (%)	Maturity Date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	4.000	12-01-24	2,997,922	$3,163,399
15 Yr Pass Thru	5.000	05-01-18	138	139
15 Yr Pass Thru	5.000	06-01-18	432	436
15 Yr Pass Thru	5.000	07-01-19	1,236	1,261
15 Yr Pass Thru	5.500	02-01-18	622	626
30 Yr Pass Thru	3.000	07-01-42	5,742,938	5,844,667
30 Yr Pass Thru	3.000	10-01-42	16,377,362	16,659,787
30 Yr Pass Thru	3.000	12-01-42	2,664,484	2,711,265
30 Yr Pass Thru	3.000	01-01-43	1,924,610	1,957,799
30 Yr Pass Thru	3.000	03-01-43	2,087,829	2,132,968
30 Yr Pass Thru	3.000	04-01-43	3,357,120	3,417,112
30 Yr Pass Thru	3.000	05-01-43	2,847,466	2,909,028
30 Yr Pass Thru	3.000	06-01-43	2,884,811	2,934,560
30 Yr Pass Thru	3.000	07-01-43	35,215,376	35,861,180
30 Yr Pass Thru	3.000	08-01-46	70,803,822	71,803,565
30 Yr Pass Thru	3.000	09-01-46	7,682,242	7,809,920
30 Yr Pass Thru	3.000	10-01-46	5,222,288	5,309,082
30 Yr Pass Thru	3.500	11-01-40	4,168,814	4,341,018
30 Yr Pass Thru	3.500	06-01-42	4,673,211	4,868,441
30 Yr Pass Thru	3.500	08-01-42	7,382,563	7,690,981
30 Yr Pass Thru	3.500	01-01-43	3,537,847	3,683,988
30 Yr Pass Thru	3.500	02-01-43	1,055,753	1,104,973
30 Yr Pass Thru	3.500	05-01-43	1,995,606	2,084,276
30 Yr Pass Thru	3.500	06-01-43	27,906,856	29,129,394
30 Yr Pass Thru	3.500	07-01-43	17,356,695	18,125,112
30 Yr Pass Thru	3.500	01-01-45	5,924,950	6,186,361
30 Yr Pass Thru	3.500	04-01-45	49,181,680	51,205,584
30 Yr Pass Thru	3.500	02-01-46	39,270,762	40,696,597
30 Yr Pass Thru	3.500	07-01-46	63,135,646	65,457,887
30 Yr Pass Thru	3.500	02-01-47	59,053,938	61,465,648
30 Yr Pass Thru	3.500	03-01-47	50,396,428	52,541,189
30 Yr Pass Thru	4.000	09-01-40	25,737,183	27,382,031
30 Yr Pass Thru	4.000	11-01-40	3,527,480	3,794,808
30 Yr Pass Thru	4.000	12-01-40	8,231,716	8,750,082
30 Yr Pass Thru	4.000	01-01-41	8,538,087	9,076,898
30 Yr Pass Thru	4.000	02-01-41	2,733,164	2,906,558
30 Yr Pass Thru	4.000	09-01-41	20,102,703	21,435,133
30 Yr Pass Thru	4.000	10-01-41	8,642,245	9,203,312
30 Yr Pass Thru	4.000	01-01-42	4,656,978	4,972,066
30 Yr Pass Thru	4.000	03-01-42	2,383,207	2,535,144
30 Yr Pass Thru	4.000	05-01-42	9,397,304	9,977,324
30 Yr Pass Thru	4.000	07-01-42	594,517	634,927
30 Yr Pass Thru	4.000	09-01-43	10,653,450	11,454,157
30 Yr Pass Thru	4.000	10-01-43	17,836,529	19,117,196
30 Yr Pass Thru	4.000	01-01-44	8,492,980	9,116,711
30 Yr Pass Thru	4.000	12-01-45	29,518,587	31,405,102
30 Yr Pass Thru	4.000	02-01-46	20,669,006	21,841,391
30 Yr Pass Thru	4.000	04-01-46	21,080,853	22,276,599
30 Yr Pass Thru	4.000	06-01-46	13,674,201	14,449,827
30 Yr Pass Thru	4.000	07-01-46	34,956,252	36,928,113
30 Yr Pass Thru	4.000	10-01-46	8,080,456	8,538,795
30 Yr Pass Thru	4.000	01-01-47	24,302,235	26,083,209
30 Yr Pass Thru	4.000	03-01-47	37,085,997	39,403,991
30 Yr Pass Thru	4.000	04-01-47	34,286,973	36,810,388

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 3

	Rate (%)	Maturity Date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	11-01-39	5,918,666	$6,407,331
30 Yr Pass Thru	4.500	08-01-40	6,964,840	7,539,881
30 Yr Pass Thru	4.500	02-01-41	10,411,386	11,269,359
30 Yr Pass Thru	4.500	05-01-41	12,875,673	13,944,089
30 Yr Pass Thru	4.500	06-01-41	9,115,501	9,882,350
30 Yr Pass Thru	4.500	07-01-41	6,320,202	6,851,894
30 Yr Pass Thru	4.500	08-01-41	4,561,755	4,945,516
30 Yr Pass Thru	4.500	05-01-42	9,658,126	10,467,606
30 Yr Pass Thru	4.500	11-01-42	6,641,125	7,240,285
30 Yr Pass Thru	4.500	01-01-43	1,970,574	2,130,808
30 Yr Pass Thru	4.500	10-01-45	22,496,487	24,262,479
30 Yr Pass Thru	4.500	05-01-46	16,316,908	17,615,646
30 Yr Pass Thru	5.000	03-01-34	1,626,722	1,788,764
30 Yr Pass Thru	5.000	12-01-34	6,925	7,625
30 Yr Pass Thru	5.000	02-01-36	2,177,092	2,398,979
30 Yr Pass Thru	5.000	11-01-36	407,252	448,883
30 Yr Pass Thru	5.000	08-01-40	4,514,550	4,967,915
30 Yr Pass Thru	5.000	09-01-40	5,040,309	5,551,405
30 Yr Pass Thru	5.000	02-01-41	3,276,625	3,601,577
30 Yr Pass Thru	5.000	03-01-41	3,598,345	3,955,204
30 Yr Pass Thru	5.000	04-01-41	2,196,713	2,431,387
30 Yr Pass Thru	5.000	07-01-42	2,637,443	2,900,654
30 Yr Pass Thru	5.500	12-01-34	91,383	101,428
30 Yr Pass Thru	6.500	01-01-39	2,231,498	2,579,792
30 Yr Pass Thru	7.000	09-01-31	3,185	3,751
30 Yr Pass Thru	7.000	01-01-32	171	202
30 Yr Pass Thru	7.000	05-01-32	130	154
30 Yr Pass Thru	7.000	06-01-32	155	182
30 Yr Pass Thru	7.500	09-01-29	99	116
30 Yr Pass Thru	7.500	12-01-29	99	116
30 Yr Pass Thru	7.500	12-01-30	31	37
30 Yr Pass Thru	7.500	01-01-31	50	59
30 Yr Pass Thru	7.500	05-01-31	394	469
30 Yr Pass Thru	7.500	08-01-31	181	212
Note	3.497	07-01-33	805	848
Government National Mortgage Association
30 Yr Pass Thru	4.000	02-15-41	2,928,025	3,129,794
30 Yr Pass Thru	5.000	04-15-35	8,814	9,685
30 Yr Pass Thru	5.500	03-15-35	6,547	7,370
30 Yr Pass Thru	6.000	03-15-33	3,535	4,100
30 Yr Pass Thru	6.000	06-15-33	1,250	1,458
30 Yr Pass Thru	6.500	09-15-28	500	577
30 Yr Pass Thru	6.500	09-15-29	259	300
30 Yr Pass Thru	6.500	08-15-31	339	396
30 Yr Pass Thru	7.000	04-15-29	959	1,122
30 Yr Pass Thru	8.000	10-15-26	468	548
Foreign government obligations 0.5%				$54,279,551
(Cost $50,751,634)
Argentina 0.3%				30,678,418
City of Buenos Aires (A)	7.500	06-01-27	3,650,000	4,013,905
Provincia de Buenos Aires (A)	7.875	06-15-27	7,380,000	7,964,496
Republic of Argentina	6.875	01-26-27	3,848,000	4,146,220
Republic of Argentina	7.500	04-22-26	8,800,000	9,878,000
Republic of Argentina	8.280	12-31-33	4,030,859	4,675,797

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 4

	Rate (%)	Maturity Date		Par value^	Value
Brazil 0.2%					$23,601,133
Federative Republic of Brazil	10.000	01-01-23	BRL	71,725,000	23,601,133
Corporate bonds 46.5%					$4,924,006,969
(Cost $4,794,976,342)
Consumer discretionary 5.7%					600,443,362
Auto components 0.2%
Lear Corp.	5.250	01-15-25		10,309,000	11,048,541
Nemak SAB de CV (A)	5.500	02-28-23		7,496,000	7,683,400
ZF North America Capital, Inc. (A)	4.750	04-29-25		5,990,000	6,282,013
Auto manufacturers 0.0%
Mclaren Finance PLC (A)	5.750	08-01-22		2,925,000	2,998,125
Automobiles 1.5%
American Honda Finance Corp.	2.000	02-14-20		20,220,000	20,327,069
BMW US Capital LLC (A)	2.150	04-06-20		14,740,000	14,876,696
Daimler Finance North America LLC (A)	2.200	05-05-20		9,875,000	9,900,426
Ford Motor Company	4.750	01-15-43		7,510,000	7,247,564
Ford Motor Credit Company LLC	2.375	03-12-19		7,838,000	7,878,993
Ford Motor Credit Company LLC	5.875	08-02-21		24,785,000	27,695,914
General Motors Company	4.200	10-01-27		5,100,000	5,164,638
General Motors Company	4.875	10-02-23		18,139,000	19,592,656
General Motors Company	6.250	10-02-43		7,384,000	8,252,247
General Motors Financial Company, Inc.	4.000	01-15-25		18,144,000	18,379,649
General Motors Financial Company, Inc.	4.300	07-13-25		15,341,000	15,823,421
Diversified consumer services 0.2%
Laureate Education, Inc. (A)	8.250	05-01-25		5,355,000	5,823,563
Service Corp. International	5.375	05-15-24		8,665,000	9,217,394
Hotels, restaurants and leisure 0.5%
CCM Merger, Inc. (A)	6.000	03-15-22		5,595,000	5,818,800
Chester Downs & Marina LLC (A)	9.250	02-01-20		9,575,000	9,814,375
Eldorado Resorts, Inc.	7.000	08-01-23		3,770,000	4,052,750
GLP Capital LP	5.375	04-15-26		8,100,000	8,788,500
Hilton Grand Vacations Borrower LLC (A)	6.125	12-01-24		3,245,000	3,561,388
International Game Technology PLC (A)	6.500	02-15-25		7,015,000	7,874,338
Jacobs Entertainment, Inc. (A)	7.875	02-01-24		4,748,000	5,115,970
Mohegan Gaming & Entertainment (A)	7.875	10-15-24		7,215,000	7,575,750
Seminole Tribe of Florida, Inc. (A)	6.535	10-01-20		2,354,000	2,377,540
Waterford Gaming LLC (A)(B)(C)	8.625	09-15-14		440,015	0
Internet and direct marketing retail 0.8%
Amazon.com, Inc. (A)	3.150	08-22-27		25,010,000	25,461,116
Expedia, Inc.	5.000	02-15-26		24,872,000	27,468,139
QVC, Inc.	4.375	03-15-23		9,917,000	10,266,878
QVC, Inc.	5.125	07-02-22		6,569,000	7,046,542
QVC, Inc.	5.450	08-15-34		7,449,000	7,351,771
The Priceline Group, Inc.	2.750	03-15-23		10,570,000	10,623,530
Leisure products 0.1%
Vista Outdoor, Inc.	5.875	10-01-23		9,997,000	10,246,925
Media 2.1%
Altice Financing SA (A)	6.625	02-15-23		9,120,000	9,644,400
AMC Entertainment Holdings, Inc.	6.125	05-15-27		11,936,000	11,175,080
Cengage Learning, Inc. (A)	9.500	06-15-24		9,555,000	8,193,413
Charter Communications Operating LLC	6.484	10-23-45		22,415,000	25,779,658
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22		10,227,000	10,508,243
Lions Gate Entertainment Corp. (A)	5.875	11-01-24		6,805,000	7,111,225

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 5

	Rate (%)	Maturity Date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
McGraw-Hill Global Education Holdings LLC (A)	7.875	05-15-24	4,450,000	$4,260,875
MDC Partners, Inc. (A)	6.500	05-01-24	8,125,000	8,094,531
Midcontinent Communications (A)	6.875	08-15-23	9,460,000	10,216,800
Myriad International Holdings BV (A)	4.850	07-06-27	3,875,000	4,057,125
Myriad International Holdings BV (A)	5.500	07-21-25	15,235,000	16,712,795
Omnicom Group, Inc.	3.600	04-15-26	9,460,000	9,625,891
Sinclair Television Group, Inc. (A)	5.625	08-01-24	6,705,000	6,857,874
Sirius XM Radio, Inc. (A)	3.875	08-01-22	3,780,000	3,846,150
Sirius XM Radio, Inc. (A)	5.000	08-01-27	8,472,000	8,704,980
Sirius XM Radio, Inc. (A)	5.250	08-15-22	6,419,000	6,587,499
Sirius XM Radio, Inc. (A)	5.375	04-15-25	9,070,000	9,587,897
Sirius XM Radio, Inc. (A)	5.375	07-15-26	11,600,000	12,180,000
Time Warner Cable LLC	8.250	04-01-19	8,190,000	8,947,187
Time Warner, Inc.	3.800	02-15-27	13,465,000	13,556,225
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	9,758,000	9,782,395
WMG Acquisition Corp. (A)	4.875	11-01-24	5,456,000	5,592,400
WMG Acquisition Corp. (A)	6.750	04-15-22	8,172,000	8,580,600
Multiline retail 0.1%
Macy’s Retail Holdings, Inc.	3.625	06-01-24	14,341,000	13,626,345
Specialty retail 0.2%
L Brands, Inc.	6.625	04-01-21	9,225,000	10,055,250
L Brands, Inc.	6.875	11-01-35	5,767,000	5,521,903
Consumer staples 1.6%				176,161,373
Beverages 0.6%
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46	32,285,000	36,786,935
Molson Coors Brewing Company	1.450	07-15-19	12,995,000	12,884,367
Molson Coors Brewing Company	3.000	07-15-26	11,432,000	11,203,467
Food and staples retailing 0.4%
Alimentation Couche-Tard, Inc. (A)	2.700	07-26-22	8,695,000	8,720,620
CVS Health Corp.	2.875	06-01-26	11,960,000	11,710,538
CVS Health Corp.	5.125	07-20-45	18,074,000	20,830,471
SUPERVALU, Inc.	7.750	11-15-22	4,964,000	4,715,800
Food products 0.4%
Bunge, Ltd. Finance Corp.	8.500	06-15-19	6,016,000	6,684,387
Kraft Heinz Foods Company (A)	4.875	02-15-25	8,702,000	9,348,794
Kraft Heinz Foods Company	5.200	07-15-45	13,862,000	15,043,383
Mondelez International Holdings Netherlands BV (A)	1.625	10-28-19	11,410,000	11,317,443
Household products 0.1%
Kronos Acquisition Holdings, Inc. (A)	9.000	08-15-23	9,085,000	8,996,421
Personal products 0.1%
Revlon Consumer Products Corp.	5.750	02-15-21	6,992,000	6,255,183
Revlon Consumer Products Corp.	6.250	08-01-24	8,555,000	6,907,564
Tobacco 0.0%
Vector Group, Ltd. (A)	6.125	02-01-25	4,640,000	4,756,000
Energy 5.2%				555,054,254
Energy equipment and services 0.1%
Antero Midstream Partners LP	5.375	09-15-24	10,787,000	11,002,740
Oil, gas and consumable fuels 5.1%
Andeavor Logistics LP	5.250	01-15-25	4,197,000	4,448,820
Andeavor Logistics LP	6.125	10-15-21	12,235,000	12,647,931

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 6

	Rate (%)	Maturity Date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Andeavor Logistics LP	6.375	05-01-24	10,614,000	$11,542,725
Boardwalk Pipelines LP	4.450	07-15-27	7,492,000	7,694,105
Cenovus Energy, Inc.	4.450	09-15-42	15,029,000	12,584,439
Cheniere Corpus Christi Holdings LLC (A)	5.125	06-30-27	4,925,000	5,097,375
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	6,605,000	7,100,375
Cimarex Energy Company	4.375	06-01-24	7,374,000	7,819,737
Colorado Interstate Gas Company LLC (A)	4.150	08-15-26	7,955,000	8,040,455
Columbia Pipeline Group, Inc.	4.500	06-01-25	17,995,000	19,327,093
Continental Resources, Inc.	5.000	09-15-22	20,320,000	20,421,600
DCP Midstream Operating LP	2.700	04-01-19	10,889,000	10,820,944
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR
+ 3.850%) (A)	5.850	05-21-43	10,855,000	10,068,013
DCP Midstream Operating LP (A)	9.750	03-15-19	6,950,000	7,636,313
Enbridge Energy Partners LP	4.375	10-15-20	14,902,000	15,687,293
Enbridge Energy Partners LP (8.050% to 10-1-17, then 3 month LIBOR +
3.797%)	8.050	10-01-77	9,783,000	9,734,085
Energy Transfer Equity LP	5.875	01-15-24	7,500,000	8,081,250
Energy Transfer LP	4.200	04-15-27	4,462,000	4,523,933
Energy Transfer LP	5.150	03-15-45	10,670,000	10,327,016
Energy Transfer LP	9.700	03-15-19	4,468,000	4,964,558
EnLink Midstream Partners LP	4.850	07-15-26	10,309,000	10,792,161
Enterprise Products Operating LLC (3 month LIBOR + 3.708%) (D)	5.018	08-01-66	9,925,000	9,951,599
Gulfport Energy Corp. (A)	6.000	10-15-24	2,040,000	1,999,200
KCA Deutag UK Finance PLC (A)	9.875	04-01-22	1,455,000	1,440,450
Kerr-McGee Corp.	6.950	07-01-24	11,369,000	13,434,832
Kinder Morgan Energy Partners LP	7.750	03-15-32	7,890,000	10,125,858
Lukoil International Finance BV (A)	3.416	04-24-18	7,095,000	7,141,827
Murphy Oil Corp.	5.750	08-15-25	5,895,000	5,971,635
Newfield Exploration Company	5.625	07-01-24	5,072,000	5,395,086
Newfield Exploration Company	5.750	01-30-22	3,895,000	4,109,225
Nostrum Oil & Gas Finance BV (A)	8.000	07-25-22	7,615,000	7,764,772
ONEOK Partners LP	5.000	09-15-23	5,423,000	5,888,496
Petrobras Global Finance BV	5.625	05-20-43	16,823,000	14,753,771
Petrobras Global Finance BV	7.375	01-17-27	19,208,000	21,272,860
Petroleos Mexicanos	4.875	01-24-22	12,393,000	13,060,983
Petroleos Mexicanos (A)	5.375	03-13-22	3,420,000	3,669,660
Regency Energy Partners LP	5.000	10-01-22	1,834,000	1,987,626
Regency Energy Partners LP	5.500	04-15-23	15,455,000	15,918,650
Regency Energy Partners LP	5.875	03-01-22	1,250,000	1,385,936
Resolute Energy Corp.	8.500	05-01-20	8,654,000	8,654,000
Sabine Pass Liquefaction LLC	4.200	03-15-28	10,090,000	10,129,833
Sabine Pass Liquefaction LLC	5.000	03-15-27	9,596,000	10,170,152
Sabine Pass Liquefaction LLC	5.750	05-15-24	7,330,000	8,151,954
Shell International Finance BV	4.375	05-11-45	19,537,000	20,908,140
Sunoco Logistics Partners Operations LP	3.900	07-15-26	14,794,000	14,633,085
Sunoco Logistics Partners Operations LP	4.400	04-01-21	11,329,000	11,979,799
Tallgrass Energy Partners LP (A)	5.500	09-15-24	5,985,000	5,985,000
Tapstone Energy LLC (A)	9.750	06-01-22	3,710,000	2,968,000
Teekay Offshore Partners LP	6.000	07-30-19	11,348,000	11,092,670
The Williams Companies, Inc.	4.550	06-24-24	18,495,000	18,911,138
The Williams Companies, Inc.	5.750	06-24-44	11,435,000	11,863,813
Williams Partners LP	3.750	06-15-27	12,535,000	12,541,810
Williams Partners LP	4.875	03-15-24	20,648,000	21,525,953

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 7

	Rate (%)	Maturity Date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
WPX Energy, Inc.	5.250	09-15-24	3,760,000	$3,684,800
YPF SA (A)	8.500	07-28-25	14,030,000	16,218,680
Financials 15.0%				1,584,586,267
Banks 8.3%
ABN AMRO Bank NV (A)	2.100	01-18-19	6,060,000	6,089,336
Australia & New Zealand Banking Group, Ltd.	2.125	08-19-20	17,735,000	17,793,316
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then
5 Year U.S. ISDAFIX + 5.168%) (A)(E)	6.750	06-15-26	8,790,000	9,826,618
Bank of America Corp.	3.950	04-21-25	15,946,000	16,467,075
Bank of America Corp.	4.200	08-26-24	6,327,000	6,663,223
Bank of America Corp.	4.250	10-22-26	12,091,000	12,683,374
Bank of America Corp.	4.450	03-03-26	20,583,000	21,883,462
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR +
4.553%) (E)	6.300	03-10-26	21,815,000	24,569,144
BankUnited, Inc.	4.875	11-17-25	7,515,000	7,884,340
Banque Federative du Credit Mutuel SA (A)	2.200	07-20-20	16,950,000	16,985,669
Barclays Bank PLC (A)	10.179	06-12-21	6,780,000	8,478,066
Barclays PLC	4.375	01-12-26	10,590,000	11,134,792
BPCE SA (A)	4.500	03-15-25	14,390,000	14,906,260
BPCE SA (A)	5.700	10-22-23	14,425,000	16,067,459
Branch Banking & Trust Company	2.100	01-15-20	24,351,000	24,526,269
Citigroup, Inc.	2.350	08-02-21	17,590,000	17,550,184
Citigroup, Inc.	4.600	03-09-26	17,385,000	18,553,897
Citigroup, Inc. (5.875% to 3-27-20, then 3 month LIBOR + 4.059%) (E)	5.875	03-27-20	23,515,000	24,573,175
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	18,095,000	20,221,163
Citizens Bank N.A.	2.200	05-26-20	16,310,000	16,361,196
Commerzbank AG (A)	8.125	09-19-23	11,495,000	13,867,486
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR
+ 10.868%) (A)(E)	11.000	06-30-19	9,274,000	10,641,915
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate +
4.898%) (A)(E)	7.875	01-23-24	10,520,000	11,808,700
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate +
6.283%) (A)	8.125	09-19-33	10,680,000	11,291,366
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR +
3.033%) (E)	5.100	06-30-23	11,664,000	11,882,700
HBOS PLC (A)	6.750	05-21-18	12,520,000	12,936,060
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX +
5.514%) (E)	6.875	06-01-21	10,185,000	11,081,280
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX +
3.705%) (E)	6.375	09-17-24	5,770,000	6,130,625
ING Bank NV (A)	5.800	09-25-23	12,399,000	14,150,050
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate +
4.446%) (E)	6.500	04-16-25	6,080,000	6,510,464
JPMorgan Chase & Co.	3.200	06-15-26	14,987,000	14,986,770
JPMorgan Chase & Co.	4.625	05-10-21	19,999,000	21,686,714
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR +
3.800%) (E)	5.300	05-01-20	15,183,000	15,696,185
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR +
3.780%) (E)	6.750	02-01-24	17,198,000	19,648,715
Lloyds Banking Group PLC	4.650	03-24-26	27,955,000	29,713,495
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap
Rate + 4.760%) (E)	7.500	06-27-24	8,150,000	9,088,880
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR +
3.520%) (E)	5.125	11-01-26	9,257,000	9,731,421
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (D)	1.842	12-01-21	7,480,000	7,403,484

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 8

	Rate (%)	Maturity Date	Par value^	Value
Financials (continued)
Banks (continued)
PNC Bank N.A.	2.450	07-28-22	21,130,000	$21,257,681
Popular, Inc.	7.000	07-01-19	9,055,000	9,487,376
Regions Financial Corp.	2.750	08-14-22	20,875,000	20,993,234
Royal Bank of Scotland Group PLC	3.875	09-12-23	11,300,000	11,568,736
Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year
U.S. Swap Rate + 5.720%) (E)	8.000	08-10-25	6,630,000	7,340,603
Santander Holdings USA, Inc.	2.700	05-24-19	14,093,000	14,214,133
Santander Holdings USA, Inc. (A)	3.700	03-28-22	6,580,000	6,709,707
Santander UK Group Holdings PLC (A)	4.750	09-15-25	11,895,000	12,396,838
Societe Generale SA (3.832% to 11-29-18, then 5 Year U.S. Swap Rate +
6.394%) (E)	3.832	11-29-18	4,645,000	4,922,938
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX +
5.873%) (A)(E)	8.000	09-29-25	12,350,000	14,202,500
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate +
6.238%) (A)(E)	7.375	09-13-21	12,725,000	13,758,906
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate +
6.394%) (E)	8.250	11-29-18	4,795,000	5,081,914
Standard Chartered PLC (A)	2.100	08-19-19	17,060,000	17,061,576
Sumitomo Mitsui Trust Bank, Ltd. (A)	2.050	03-06-19	20,040,000	20,067,997
SunTrust Bank	2.450	08-01-22	16,820,000	16,885,952
Synovus Financial Corp.	7.875	02-15-19	7,954,000	8,564,867
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month
LIBOR + 3.040%) (E)	4.850	06-01-23	10,034,000	10,309,935
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month
LIBOR + 3.678%) (E)	6.750	08-01-21	9,323,000	10,558,298
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year
U.S. Swap Rate + 7.598%) (E)	8.625	08-15-21	6,450,000	7,143,375
US Bank N.A.	2.000	01-24-20	15,570,000	15,656,617
Wells Fargo & Company	4.650	11-04-44	9,825,000	10,455,249
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR +
3.990%) (E)	5.875	06-15-25	31,206,000	34,638,660
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month
LIBOR + 3.770%) (E)	7.980	03-15-18	11,422,000	11,736,105
Westpac Banking Corp.	2.150	03-06-20	24,518,000	24,710,203
Capital markets 2.2%
Ares Capital Corp.	3.875	01-15-20	7,325,000	7,536,772
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap
Rate + 4.598%) (A)(E)	7.500	12-11-23	8,155,000	9,173,592
FS Investment Corp.	4.000	07-15-19	6,660,000	6,752,159
FS Investment Corp.	4.250	01-15-20	6,800,000	6,958,328
Jefferies Group LLC	4.850	01-15-27	15,185,000	16,207,406
Jefferies Group LLC	8.500	07-15-19	4,720,000	5,235,276
Macquarie Bank, Ltd. (A)	4.875	06-10-25	14,065,000	15,001,463
Morgan Stanley	3.875	01-27-26	11,138,000	11,642,911
Morgan Stanley	5.500	01-26-20	13,922,000	15,028,783
Morgan Stanley	7.300	05-13-19	19,611,000	21,348,535
S&P Global, Inc.	4.000	06-15-25	14,120,000	14,993,659
S&P Global, Inc.	4.400	02-15-26	8,620,000	9,360,462
Stifel Financial Corp.	4.250	07-18-24	13,165,000	13,581,764
The Goldman Sachs Group, Inc.	2.000	04-25-19	9,594,000	9,608,848
The Goldman Sachs Group, Inc.	2.300	12-13-19	26,918,000	27,086,877
The Goldman Sachs Group, Inc.	3.850	01-26-27	24,375,000	25,110,345
UBS Group Funding Switzerland AG (3 month LIBOR + 0.954%) (A)(D)	2.859	08-15-23	20,715,000	20,698,630
Consumer finance 1.6%
Ally Financial, Inc.	3.250	11-05-18	8,410,000	8,481,149

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 9

	Rate (%)	Maturity Date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Ally Financial, Inc.	5.125	09-30-24	20,968,000	$22,593,020
American Express Company	2.500	08-01-22	18,970,000	19,059,900
Capital One Financial Corp.	2.450	04-24-19	10,065,000	10,139,659
Capital One Financial Corp.	3.750	07-28-26	22,858,000	22,771,931
Capital One Financial Corp.	4.200	10-29-25	15,419,000	15,906,067
Capital One N.A.	2.350	08-17-18	7,895,000	7,934,148
Credit Acceptance Corp.	6.125	02-15-21	9,659,000	9,839,623
Credito Real SAB de CV SOFOM ER (A)	7.250	07-20-23	5,700,000	6,033,450
Discover Bank	2.600	11-13-18	10,125,000	10,206,836
Discover Financial Services	3.950	11-06-24	24,260,000	25,071,638
Discover Financial Services	5.200	04-27-22	2,350,000	2,573,542
Enova International, Inc.	9.750	06-01-21	10,899,000	11,552,940
Diversified financial services 0.7%
ASP AMC Merger Sub, Inc. (A)	8.000	05-15-25	9,996,000	9,521,190
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (A)	6.125	11-30-21	1,232,408	1,270,859
Exela Intermediate LLC (A)	10.000	07-15-23	4,955,000	4,855,900
Flagstar Bancorp, Inc.	6.125	07-15-21	6,340,000	6,789,770
International Lease Finance Corp. (A)	7.125	09-01-18	4,790,000	5,029,308
Ladder Capital Finance Holdings LLLP (A)	5.250	03-15-22	2,850,000	2,935,500
Leucadia National Corp.	5.500	10-18-23	13,246,000	14,252,904
NewStar Financial, Inc.	7.250	05-01-20	8,960,000	9,195,200
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR +
3.580%)	5.650	05-15-53	13,217,000	14,010,020
Insurance 1.7%
Aquarius & Investments PLC for Swiss Reinsurance Company, Ltd.
(6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	12,250,000	12,940,410
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (A)(E)	6.379	12-14-36	2,670,000	3,045,455
AXA SA	8.600	12-15-30	6,874,000	9,941,523
Brighthouse Financial, Inc. (A)	3.700	06-22-27	21,345,000	21,095,264
CNO Financial Group, Inc.	5.250	05-30-25	13,153,000	13,975,063
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR
+3.576%) (A)	7.800	03-07-87	14,861,000	18,780,589
MetLife, Inc.	6.400	12-15-66	9,858,000	11,361,345
MetLife, Inc. (A)	9.250	04-08-68	5,290,000	7,855,650
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S.
ISDAFIX + 3.650%) (A)	5.100	10-16-44	11,795,000	12,744,498
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR +
3.040%)	5.200	03-15-44	6,340,000	6,704,550
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR +
4.175%)	5.875	09-15-42	16,985,000	18,768,425
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	15,660,000	16,339,589
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3
month LIBOR + 4.603%)	8.125	06-15-68	20,224,000	21,073,408
Thrifts and mortgage finance 0.5%
MGIC Investment Corp.	5.750	08-15-23	2,676,000	2,926,875
Nationstar Mortgage LLC	6.500	07-01-21	7,564,000	7,718,003
Nationstar Mortgage LLC	7.875	10-01-20	5,568,000	5,696,760
Quicken Loans, Inc. (A)	5.750	05-01-25	13,820,000	14,476,450
Radian Group, Inc.	5.250	06-15-20	7,545,000	7,978,838
Radian Group, Inc.	7.000	03-15-21	10,692,000	12,055,230
Stearns Holdings LLC (A)	9.375	08-15-20	2,450,000	2,560,250

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 10

	Rate (%)	Maturity Date	Par value^	Value
Health care 2.6%				$277,583,570
Biotechnology 0.5%
AbbVie, Inc.	3.600	05-14-25	15,283,000	15,797,554
Shire Acquisitions Investments Ireland DAC	1.900	09-23-19	17,320,000	17,268,062
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	19,080,000	18,777,632
Health care equipment and supplies 0.3%
Becton, Dickinson and Company	2.133	06-06-19	15,810,000	15,867,637
Zimmer Biomet Holdings, Inc.	3.550	04-01-25	13,672,000	13,892,023
Health care providers and services 1.3%
Cardinal Health, Inc.	1.948	06-14-19	13,785,000	13,794,175
Community Health Systems, Inc.	5.125	08-01-21	11,009,000	11,022,761
Community Health Systems, Inc.	8.000	11-15-19	8,576,000	8,500,960
Covenant Surgical Partners, Inc. (A)	8.750	08-01-19	2,272,000	2,346,976
DaVita, Inc.	5.000	05-01-25	11,776,000	11,938,509
HCA, Inc.	5.250	04-15-25	11,324,000	12,215,765
HCA, Inc.	5.250	06-15-26	10,413,000	11,206,991
HCA, Inc.	7.500	02-15-22	8,940,000	10,303,350
LifePoint Health, Inc.	5.375	05-01-24	11,135,000	11,524,725
MEDNAX, Inc. (A)	5.250	12-01-23	8,945,000	9,258,075
Select Medical Corp.	6.375	06-01-21	11,653,000	12,013,777
Team Health Holdings, Inc. (A)	6.375	02-01-25	1,505,000	1,452,551
Universal Health Services, Inc. (A)	4.750	08-01-22	9,675,000	9,965,250
Universal Health Services, Inc. (A)	5.000	06-01-26	11,076,000	11,671,335
Life sciences tools and services 0.0%
Quintiles IMS, Inc. (A)	4.875	05-15-23	6,245,000	6,494,800
Pharmaceuticals 0.5%
Allergan Funding SCS	3.800	03-15-25	13,845,000	14,477,340
Mylan NV	2.500	06-07-19	8,513,000	8,540,736
Mylan NV	3.950	06-15-26	17,438,000	17,764,930
Valeant Pharmaceuticals International, Inc. (A)	6.125	04-15-25	13,615,000	11,487,656
Industrials 4.4%				467,739,893
Aerospace and defense 0.5%
Engility Corp.	8.875	09-01-24	1,862,000	2,031,908
Huntington Ingalls Industries, Inc. (A)	5.000	12-15-21	10,070,000	10,372,100
Huntington Ingalls Industries, Inc. (A)	5.000	11-15-25	7,575,000	8,199,938
Lockheed Martin Corp.	2.900	03-01-25	13,086,000	13,204,767
Lockheed Martin Corp.	4.700	05-15-46	11,743,000	13,311,755
Textron, Inc.	7.250	10-01-19	2,950,000	3,249,386
Air freight and logistics 0.1%
XPO Logistics, Inc. (A)	6.500	06-15-22	14,375,000	15,093,750
Airlines 1.6%
Air Canada 2013-1 Class C Pass Through Trust (A)	6.625	05-15-18	6,110,000	6,262,750
America West Airlines 2000-1 Pass Through Trust	8.057	01-02-22	482,857	543,214
American Airlines 2001-1 Class A-1 Pass Through Trust	6.977	11-23-22	4,530,511	4,779,689
American Airlines 2011-1 Class B Pass Through Trust (A)	7.000	07-31-19	6,922,655	7,067,601
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	12,335,504	13,223,660
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	6,941,892	6,889,828
American Airlines 2016-1 Class A Pass Through Trust	4.100	07-15-29	4,099,996	4,268,916
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	7,420,000	7,716,800
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	11,515,000	11,918,025
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	6,355,000	6,406,857
British Airways 2013-1 Class A Pass Through Trust (A)	4.625	06-20-24	11,253,900	12,097,943
British Airways 2013-1 Class B Pass Through Trust (A)	5.625	12-20-21	2,302,862	2,406,491

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 11

	Rate (%)	Maturity Date	Par value^	Value
Industrials (continued)
Airlines (continued)
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	07-02-19	150,897	$152,406
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	03-15-19	49,722	49,722
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	08-02-20	711,875	742,130
Continental Airlines 2000-2 Class B Pass Through Trust	8.307	10-02-19	93,037	95,507
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	6,320,400	6,952,440
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	10-11-21	1,287,285	1,358,086
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	5,038,729	5,655,973
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	01-02-20	2,728,058	2,822,667
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	909,823	950,765
Delta Air Lines, Inc.	3.625	03-15-22	18,290,000	18,875,976
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	3,290,297	3,619,327
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	15,778,357	16,291,153
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	6,157,758	6,357,886
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	10,724,000	10,871,455
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	4,215,003	4,741,879
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	4,645,963	5,232,748
Building products 0.3%
Builders FirstSource, Inc. (A)	10.750	08-15-23	4,355,000	4,975,588
Masco Corp.	4.375	04-01-26	7,190,000	7,714,151
Masco Corp.	4.450	04-01-25	6,570,000	7,083,117
Owens Corning	4.200	12-15-22	8,373,000	8,926,607
Commercial services and supplies 0.2%
LSC Communications, Inc. (A)	8.750	10-15-23	11,118,000	11,395,950
Prime Security Services Borrower LLC (A)	9.250	05-15-23	7,030,000	7,768,150
Tervita Escrow Corp. (A)	7.625	12-01-21	1,415,000	1,422,075
Construction and engineering 0.2%
AECOM	5.125	03-15-27	16,240,000	16,524,200
Tutor Perini Corp. (A)	6.875	05-01-25	2,682,000	2,876,445
Electrical equipment 0.0%
EnerSys (A)	5.000	04-30-23	4,723,000	4,858,786
Industrial conglomerates 0.3%
General Electric Company (3 month LIBOR + 0.480%) (D)	1.795	08-15-36	4,270,000	3,812,289
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR +
3.330%) (E)	5.000	01-21-21	22,478,000	23,742,388
Machinery 0.0%
Neovia Logistics Services LLC (A)	8.875	08-01-20	2,565,000	2,154,600
Professional services 0.3%
IHS Markit, Ltd. (A)	4.750	02-15-25	3,267,000	3,479,355
IHS Markit, Ltd. (A)	5.000	11-01-22	4,986,000	5,437,233
Verisk Analytics, Inc.	4.000	06-15-25	20,295,000	21,381,613
Trading companies and distributors 0.9%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR
+ 4.300%) (A)	6.500	06-15-45	9,410,000	10,162,800
AerCap Ireland Capital DAC	4.625	10-30-20	14,020,000	14,944,530
AerCap Ireland Capital DAC	5.000	10-01-21	13,885,000	15,023,154
Ahern Rentals, Inc. (A)	7.375	05-15-23	15,413,000	13,871,700
Air Lease Corp.	3.375	01-15-19	4,099,000	4,176,176
Aircastle, Ltd.	5.500	02-15-22	8,752,000	9,539,680
Aircastle, Ltd.	6.250	12-01-19	3,625,000	3,905,938
Aircastle, Ltd.	7.625	04-15-20	1,950,000	2,176,688
H&E Equipment Services, Inc. (A)	5.625	09-01-25	3,465,000	3,577,613
International Lease Finance Corp.	5.875	04-01-19	5,285,000	5,593,803

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 12

	Rate (%)	Maturity Date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
United Rentals North America, Inc.	5.500	07-15-25	11,040,000	$11,812,800
United Rentals North America, Inc.	5.750	11-15-24	5,220,000	5,586,966
Information technology 3.5%				367,834,893
Communications equipment 0.2%
Nokia OYJ	4.375	06-12-27	5,445,000	5,593,050
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	19,640,000	19,952,557
Electronic equipment, instruments and components 0.8%
Arrow Electronics, Inc.	3.875	01-12-28	10,115,000	10,209,503
CDW LLC	5.000	09-01-25	1,242,000	1,294,785
Ingram Micro, Inc.	5.450	12-15-24	14,099,000	14,347,931
Jabil, Inc.	4.700	09-15-22	19,701,000	21,227,828
Keysight Technologies, Inc.	4.600	04-06-27	9,955,000	10,614,812
Tech Data Corp.	4.950	02-15-27	21,633,000	23,243,989
Zebra Technologies Corp.	7.250	10-15-22	1,579,000	1,673,740
Internet software and services 0.3%
eBay, Inc.	2.150	06-05-20	9,665,000	9,700,841
Match Group, Inc.	6.375	06-01-24	9,080,000	9,863,150
VeriSign, Inc. (A)	4.750	07-15-27	5,304,000	5,396,290
VeriSign, Inc.	5.250	04-01-25	6,750,000	7,222,500
IT services 0.1%
Sixsigma Networks Mexico SA de CV (A)	8.250	11-07-21	4,775,000	4,852,594
Semiconductors and semiconductor equipment 0.3%
Micron Technology, Inc.	7.500	09-15-23	8,880,000	9,845,700
NXP BV (A)	4.625	06-01-23	20,495,000	21,910,180
Software 1.3%
Activision Blizzard, Inc.	3.400	09-15-26	15,060,000	15,286,070
Activision Blizzard, Inc. (A)	6.125	09-15-23	14,300,000	15,366,637
Autodesk, Inc.	3.500	06-15-27	14,615,000	14,614,317
CA, Inc.	3.600	08-15-22	13,715,000	13,995,682
CA, Inc.	4.700	03-15-27	10,913,000	11,602,498
Electronic Arts, Inc.	4.800	03-01-26	20,332,000	22,698,845
j2 Cloud Services LLC (A)	6.000	07-15-25	4,333,000	4,468,406
Microsoft Corp.	4.450	11-03-45	19,514,000	22,054,438
Open Text Corp. (A)	5.875	06-01-26	5,420,000	5,873,925
VMware, Inc.	2.950	08-21-22	12,160,000	12,191,193
Technology hardware, storage and peripherals 0.5%
Dell International LLC (A)	6.020	06-15-26	28,340,000	31,636,791
Dell International LLC (A)	7.125	06-15-24	4,080,000	4,519,687
Dell International LLC (A)	8.350	07-15-46	10,318,000	13,356,829
NCR Corp.	5.875	12-15-21	3,100,000	3,220,125
Materials 1.7%				183,163,148
Chemicals 0.7%
Braskem Finance, Ltd. (A)	7.000	05-07-20	9,570,000	10,383,450
NOVA Chemicals Corp. (A)	5.000	05-01-25	15,210,000	15,171,975
Platform Specialty Products Corp. (A)	6.500	02-01-22	17,005,000	17,642,688
Rain CII Carbon LLC (A)	8.250	01-15-21	4,187,000	4,349,246
The Chemours Company	6.625	05-15-23	17,181,000	18,233,336
The Sherwin-Williams Company	2.250	05-15-20	10,570,000	10,621,647
Construction materials 0.2%
Cemex SAB de CV (A)	6.125	05-05-25	12,190,000	13,179,828

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 13

	Rate (%)	Maturity Date	Par value^	Value
Materials (continued)
Construction materials (continued)
US Concrete, Inc.	6.375	06-01-24	4,130,000	$4,460,400
Containers and packaging 0.1%
Ardagh Packaging Finance PLC (A)	6.000	02-15-25	5,795,000	6,149,944
Cascades, Inc. (A)	5.500	07-15-22	9,942,000	10,289,970
Metals and mining 0.6%
Anglo American Capital PLC (A)	4.750	04-10-27	6,295,000	6,609,750
Arconic, Inc.	5.125	10-01-24	14,478,000	15,346,680
Commercial Metals Company	5.375	07-15-27	3,005,000	3,132,713
First Quantum Minerals, Ltd. (A)	7.500	04-01-25	4,200,000	4,299,750
Novelis Corp. (A)	5.875	09-30-26	2,302,000	2,399,835
United States Steel Corp.	6.875	08-15-25	7,844,000	7,981,270
Vale Overseas, Ltd.	6.250	08-10-26	9,040,000	10,246,840
Vedanta Resources PLC (A)	6.125	08-09-24	7,640,000	7,682,601
Vedanta Resources PLC (A)	6.375	07-30-22	8,415,000	8,751,600
Paper and forest products 0.1%
Norbord, Inc. (A)	6.250	04-15-23	5,795,000	6,229,625
Real estate 1.6%				166,329,730
Equity real estate investment trusts 1.6%
American Tower Corp.	3.400	02-15-19	9,975,000	10,186,998
American Tower Corp.	3.550	07-15-27	20,880,000	20,805,664
American Tower Corp.	4.700	03-15-22	9,849,000	10,766,955
Crown Castle Towers LLC (A)	4.883	08-15-40	12,405,000	13,218,454
Crown Castle Towers LLC (A)	6.113	01-15-40	10,870,000	11,673,316
Equinix, Inc.	5.375	05-15-27	5,896,000	6,345,570
Iron Mountain, Inc.	5.750	08-15-24	14,217,000	14,502,051
Iron Mountain, Inc.	6.000	08-15-23	14,147,000	15,013,504
MPT Operating Partnership LP	6.375	02-15-22	4,735,000	4,906,644
Omega Healthcare Investors, Inc.	4.500	01-15-25	7,740,000	7,957,382
Omega Healthcare Investors, Inc.	4.950	04-01-24	8,758,000	9,291,175
Omega Healthcare Investors, Inc.	5.250	01-15-26	5,314,000	5,702,636
Ventas Realty LP	3.500	02-01-25	17,542,000	17,813,944
VEREIT Operating Partnership LP	4.600	02-06-24	13,092,000	13,839,841
Welltower, Inc.	3.750	03-15-23	4,091,000	4,305,596
Telecommunication services 2.7%				283,463,804
Diversified telecommunication services 1.8%
AT&T, Inc.	3.900	08-14-27	16,943,000	17,120,831
AT&T, Inc.	4.750	05-15-46	11,532,000	11,047,751
AT&T, Inc.	5.450	03-01-47	27,435,000	28,938,532
Cincinnati Bell, Inc. (A)	7.000	07-15-24	10,159,000	10,057,410
Columbus Cable Barbados, Ltd. (A)	7.375	03-30-21	3,822,000	4,088,776
CSC Holdings LLC (A)	5.500	04-15-27	7,825,000	8,177,125
GCI, Inc.	6.875	04-15-25	8,133,000	8,702,310
Liquid Telecommunications Financing PLC (A)	8.500	07-13-22	7,600,000	7,922,552
Radiate Holdco LLC (A)	6.625	02-15-25	9,365,000	9,259,644
Sprint Spectrum Company LLC (A)	3.360	03-20-23	10,155,000	10,304,279
Telecom Italia Capital SA	7.200	07-18-36	10,130,000	12,611,850
Verizon Communications, Inc.	4.400	11-01-34	10,484,000	10,495,046
Verizon Communications, Inc.	4.672	03-15-55	8,905,000	8,276,040
Verizon Communications, Inc.	4.862	08-21-46	27,899,000	27,756,823
Verizon Communications, Inc.	5.012	08-21-54	8,591,000	8,446,439
Wind Acquisition Finance SA (A)	7.375	04-23-21	4,165,000	4,330,434

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 14

	Rate (%)	Maturity Date	Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Zayo Group LLC (A)	5.750	01-15-27	3,700,000	$3,926,551
Wireless telecommunication services 0.9%
C&W Senior Financing Designated Activity Company (A)	6.875	09-15-27	10,415,000	10,805,563
CC Holdings GS V LLC	3.849	04-15-23	10,471,000	11,033,859
Comcel Trust via Comunicaciones Celulares SA (A)	6.875	02-06-24	4,730,000	5,035,463
Digicel Group, Ltd. (A)	8.250	09-30-20	6,965,000	6,695,106
Digicel, Ltd. (A)	6.750	03-01-23	10,750,000	10,306,563
Millicom International Cellular SA (A)	6.625	10-15-21	10,755,000	11,117,981
MTN Mauritius Investments, Ltd. (A)	4.755	11-11-24	9,500,000	9,331,375
SBA Tower Trust (A)	3.598	04-09-43	5,435,000	5,437,551
Sprint Capital Corp.	6.875	11-15-28	11,175,000	12,292,500
T-Mobile USA, Inc.	6.125	01-15-22	9,540,000	9,945,450
Utilities 2.5%				261,646,675
Electric utilities 1.5%
Abengoa Transmision Sur SA (A)	6.875	04-30-43	9,573,482	10,578,698
Broadcom Corp. (A)	2.375	01-15-20	19,151,000	19,276,993
Broadcom Corp. (A)	3.875	01-15-27	21,756,000	22,385,722
Electricite de France SA (A)	3.625	10-13-25	8,860,000	9,213,961
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap
Rate + 3.709%) (A)(E)	5.250	01-29-23	9,465,000	9,761,728
Emera US Finance LP	3.550	06-15-26	7,465,000	7,605,883
Empresa Electrica Angamos SA (A)	4.875	05-25-29	9,480,000	9,643,834
FirstEnergy Corp.	4.850	07-15-47	6,995,000	7,296,921
Israel Electric Corp., Ltd. (A)	5.625	06-21-18	8,070,000	8,279,174
Israel Electric Corp., Ltd. (A)	6.875	06-21-23	5,430,000	6,407,606
Israel Electric Corp., Ltd. (A)	7.250	01-15-19	6,960,000	7,422,756
NextEra Energy Capital Holdings, Inc.	2.300	04-01-19	6,546,000	6,598,808
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	17,450,000	18,131,095
Southern California Edison Company (6.250% to 2-1-22, then 3 month
LIBOR + 4.199%) (E)	6.250	02-01-22	4,930,000	5,503,113
Southern Power Company	1.950	12-15-19	10,236,000	10,225,856
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	7,791,000	7,888,388
Independent power and renewable electricity producers 0.7%
Greenko Dutch BV (A)	4.875	07-24-22	11,545,000	11,603,880
Greenko Dutch BV (A)	5.250	07-24-24	5,935,000	5,964,675
IPALCO Enterprises, Inc. (A)	3.700	09-01-24	2,267,000	2,286,461
NRG Energy, Inc.	6.250	05-01-24	19,623,000	20,309,805
NRG Energy, Inc.	6.625	01-15-27	13,445,000	14,117,250
NRG Yield Operating LLC	5.375	08-15-24	21,951,000	22,938,795
Multi-utilities 0.2%
CenterPoint Energy, Inc.	2.500	09-01-22	8,700,000	8,747,150
Dominion Energy, Inc.	2.579	07-01-20	9,370,000	9,458,123
Convertible bonds 0.1%				$9,217,684
(Cost $9,115,532)
Utilities 0.1%				9,217,684
Independent power and renewable electricity producers 0.1%
NRG Yield, Inc. (A)	3.250	06-01-20	9,235,000	9,217,684

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 15

	Rate (%)	Maturity Date	Par value^	Value
Capital preferred securities 0.2%				$21,062,678
(Cost $18,905,164)
Financials 0.2%				21,062,678
Banks 0.1%
BAC Capital Trust XIV, Series G (Greater of 3 month LIBOR + 0.400% or
4.000%) (D)(E)	4.000	09-21-17	8,297,000	7,342,845
Capital markets 0.1%
State Street Corp. (3 month LIBOR + 1.000%) (D)	2.246	06-01-77	14,923,000	13,719,833
Term loans (F) 0.1%				$10,479,958
(Cost $10,456,472)
Financials 0.1%				4,759,880
Capital markets 0.1%
LSF9 Atlantis Holdings LLC (1 month LIBOR + 6.000%)	7.232	05-01-23	4,750,000	4,759,880
Industrials 0.0%				3,850,726
Aerospace and defense 0.0%
WP CPP Holdings LLC (1 and 3 month LIBOR + 3.500%)	4.811	12-28-19	1,631,458	1,587,947
Airlines 0.0%
Delta Air Lines, Inc. (1 month LIBOR + 2.500%)	3.729	10-18-18	2,249,194	2,262,779
Information technology 0.0%				1,869,352
Internet software and services 0.0%
Ancestry.com Operations, Inc. (1 month LIBOR + 3.250%)	4.480	10-19-23	1,861,200	1,869,352
Collateralized mortgage obligations 8.5%				$902,988,061
(Cost $885,649,120)
Commercial and residential 7.4%				780,383,988
Adjustable Rate Mortgage Trust
Series 2005-4, Class 7A12 (1 month LIBOR + 0.580%) (D)	1.814	08-25-35	870,824	873,230
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (1 month LIBOR + 0.440%) (D)	1.672	06-25-45	4,782,588	4,708,960
Series 2005-1, Class AHM (6 month LIBOR + 2.000%) (D)	3.453	06-25-45	1,932,823	1,932,775
Americold 2010 LLC
Series 2010-ARTA, Class C (A)	6.811	01-14-29	2,150,000	2,405,778
Americold LLC
Series 2010-ARTA, Class D (A)	7.443	01-14-29	9,682,000	10,869,401
AOA Mortgage Trust
Series 2015-1177, Class C (A)(D)	3.110	12-13-29	6,501,000	6,560,285
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (1 month LIBOR + 2.600%) (A)(D)	3.827	09-15-26	3,650,000	3,651,655
Series 2015-200P, Class F (A)(D)	3.716	04-14-33	6,165,000	6,044,274
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-5, Class XC IO (A)	0.081	10-10-45	3,805,599	38
BBCMS Trust
Series 2015-MSQ, Class D (A)(D)	4.123	09-15-32	6,915,000	6,975,844
Series 2015-SLP, Class C (1 month LIBOR + 2.000%) (A)(D)	3.227	02-15-28	2,985,000	2,959,572
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (1 Year CMT + 2.450%) (D)	3.260	03-25-35	3,413,395	3,445,652
Series 2005-5, Class A2 (1 Year CMT + 2.150%) (D)	2.820	08-25-35	3,392,304	3,377,374
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (1 month LIBOR + 0.700%) (D)	1.934	01-25-35	3,998,848	3,918,500
Series 2004-12, Class A3 (1 month LIBOR + 0.700%) (D)	1.934	01-25-35	2,207,107	2,199,456
Series 2005-5, Class 1A4 (1 month LIBOR + 0.560%) (D)	1.794	07-25-35	2,681,208	2,642,267
Series 2005-7, Class 11A1 (1 month LIBOR + 0.540%) (D)	1.774	08-25-35	4,757,465	4,663,710
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1 (D)	5.250	10-25-34	4,091,910	4,085,725

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 16

	Rate (%)	Maturity Date	Par value^	Value
Commercial and residential (continued)
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR8, Class X1 IO (A)	0.521	06-11-41	538,660	$5
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX (A)(D)	4.847	07-05-33	1,000,000	1,021,574
Series 2014-ATLS, Class DFL (1 month LIBOR + 3.000%) (A)(D)	4.231	07-05-33	7,830,000	7,886,141
BWAY Mortgage Trust
Series 2013-1515, Class F (A)(D)	4.058	03-10-33	9,046,000	8,942,977
Series 2013-1515, Class XB IO (A)	0.534	03-10-33	46,410,000	1,321,511
Series 2015-1740, Class D (A)(D)	3.787	01-10-35	5,400,000	5,432,253
Series 2015-1740, Class XA IO (A)	1.023	01-10-35	120,868,000	4,674,449
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (1 month LIBOR + 3.689%) (A)(D)	4.916	05-15-29	6,890,000	6,995,816
Series 2015-JWRZ, Class GL1 (1 month LIBOR + 2.850%) (A)(D)	4.077	05-15-29	1,000,000	1,001,835
Series 2015-JWRZ, Class GL2 (1 month LIBOR + 3.688%) (A)(D)	4.915	05-15-29	11,260,000	11,394,118
BXP Trust
Series 2017-GM, Class D (A)(D)	3.539	06-13-39	14,320,000	13,946,779
CD Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2017-CD3, Class C (D)	4.715	02-10-50	12,072,000	12,953,471
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class F (A)(D)	3.912	04-10-28	4,830,000	4,777,984
CGDB Commercial Mortgage Trust
Series 2017-BIO, Class E (1 month LIBOR + 2.500%) (A)(D)	3.726	05-15-30	2,110,000	2,106,436
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (A)(D)	3.400	07-15-28	9,920,000	9,950,068
CGGS Commercial Mortgage Trust
Series 2016-RNDA, Class DFX (A)	4.387	02-10-33	12,982,334	13,185,514
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class E (1 month LIBOR + 2.500%) (A)(D)	3.750	07-15-19	4,600,000	4,600,000
CLNS Trust
Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (A)(D)	2.329	06-11-32	5,645,000	5,623,675
Cold Storage Trust
Series 2017-ICE3, Class D (1 month LIBOR + 2.100%) (A)(D)	3.327	04-15-36	14,575,000	14,733,236
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche
Bank AG)
Series 2013-WWP, Class A2 (A)	3.424	03-10-31	3,955,000	4,183,719
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR6, Class XA IO	1.485	03-10-46	51,642,097	1,635,263
Series 2013-CR8, Class XA IO	0.751	06-10-46	42,279,999	879,242
Series 2015-CR27, Class B (D)	4.510	10-10-48	6,445,000	6,841,455
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank)
Series 2014-CR15, Class C (D)	4.911	02-10-47	2,200,000	2,328,834
Series 2014-CR21, Class A2	3.095	12-10-47	3,000,000	3,073,713
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-CR3, Class XA IO	2.216	10-15-45	113,609,989	8,084,566
Series 2013-300P, Class D (A)(D)	4.540	08-10-30	9,255,000	9,861,763
Series 2013-CR11, Class B (D)	5.328	08-10-50	13,560,000	14,919,482
Series 2013-CR13, Class C (D)	4.905	12-10-23	4,890,000	5,185,608
Series 2013-LC13, Class B (A)(D)	5.009	08-10-46	5,820,000	6,390,013
Series 2014-FL4, Class D (1 month LIBOR + 2.450%) (A)(D)	2.832	07-13-31	10,550,000	10,469,258
Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (A)(D)	3.479	02-13-32	7,630,000	7,660,285
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley)
Series 2014-PAT, Class D (1 month LIBOR + 2.150%) (A)(D)	3.376	08-13-27	9,885,000	9,900,588
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-LC4, Class B (D)	4.934	12-10-44	3,919,000	4,203,835
Series 2013-300P, Class E (A)(D)	4.540	08-10-30	800,000	765,704
Series 2014-LC15, Class C (D)	5.109	04-10-47	1,300,000	1,369,068
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	1.839	08-15-45	72,116,909	4,827,802
Series 2014-CR15, Class XA IO	1.420	02-10-47	99,176,647	4,080,038

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 17

	Rate (%)	Maturity Date	Par value^	Value
Commercial and residential (continued)
Series 2014-CR16, Class C (D)	5.065	04-10-47	8,710,000	$8,998,736
Core Industrial Trust
Series 2015-CALW, Class F (A)(D)	3.979	02-10-34	8,295,000	8,387,418
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Class AX IO (A)	0.919	02-15-38	511,542	5
DBJPM Mortgage Trust
Series 2016-C3, Class C (D)	3.636	09-10-49	4,863,000	4,751,639
Series 2017-C6, Class C (D)	4.174	06-10-50	8,885,000	9,219,048
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
Series 2004-4, Class 2AR1 (1 month LIBOR + 0.540%) (D)	1.774	06-25-34	2,226,581	2,197,291
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class BFX (A)(D)	3.495	12-15-34	2,250,000	2,303,292
Series 2015-NRF, Class DFX (A)(D)	3.495	12-15-34	13,055,000	13,233,522
Series 2015-NRF, Class EFX (A)(D)	3.495	12-15-34	4,430,000	4,459,372
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO (A)	0.010	06-10-48	78,467	1
GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (D)	4.091	08-19-34	1,556,950	1,508,171
Great Wolf Trust
Series 2015-WOLF, Class D (1 month LIBOR + 3.500%) (A)(D)	4.727	05-15-34	9,592,000	9,599,164
GS Mortgage Securities Trust
Series 2011-GC5, Class XA IO (A)	1.521	08-10-44	14,836,767	638,723
Series 2012-GC17, Class XA IO	2.421	05-10-45	102,427,308	6,968,365
Series 2013-GC10, Class C (A)(D)	4.285	02-10-46	1,140,200	1,174,441
Series 2014-NEW, Class C (A)	3.790	01-10-31	3,075,000	3,100,745
Series 2015-590M, Class C (A)(D)	3.932	10-10-35	6,845,000	7,002,616
Series 2016-RENT, Class D (A)(D)	4.202	02-10-29	12,495,000	12,947,726
Series 2017-485L, Class C (A)(D)	4.115	02-10-37	6,250,000	6,591,598
Series 2017-500K, Class F (1 month LIBOR + 1.800%) (A)(D)	3.020	07-15-32	3,420,000	3,425,355
Series 2017-500K, Class G (1 month LIBOR + 2.500%) (A)(D)	3.720	07-15-32	1,730,000	1,730,536
Series 2017-GS5, Class C (D)	4.299	03-10-50	5,125,000	5,303,749
Series 2017-GS6, Class C (D)	4.322	05-10-50	6,940,000	7,267,412
Series 2005-GG4, Class XC IO (A)	1.595	07-10-39	10,698	0
HarborView Mortgage Loan Trust
Series 2005-2, Class X IO	1.155	05-19-35	24,663,035	1,305,543
Series 2005-9, Class 2A1C (1 month LIBOR + 0.450%) (D)	1.681	06-20-35	5,600,716	5,561,433
Series 2007-3, Class ES IO (A)	0.350	05-19-47	43,808,647	671,455
Series 2007-4, Class ES IO	0.350	07-19-47	46,142,243	657,204
Series 2007-6, Class ES IO (A)	0.342	08-19-37	37,106,708	464,576
HILT Mortgage Trust
Series 2014-ORL, Class D (1 month LIBOR + 2.150%) (A)(D)	3.376	07-15-29	7,325,000	7,224,921
Hilton USA Trust
Series 2016-HHV, Class D (A)(D)	4.333	11-05-38	6,630,000	6,656,152
Hudsons Bay Simon JV Trust
Series 2015-HBFL, Class DFL (1 month LIBOR + 3.650%) (A)(D)	4.881	08-05-34	4,620,000	4,594,470
Impac Secured Assets CMN Owner Trust
Series 2004-4, Class M2 (1 month LIBOR + 0.810%) (D)	2.044	02-25-35	4,765,000	4,766,602
IMT Trust
Series 2017-APTS, Class CFX (A)(D)	3.613	06-15-34	6,800,000	6,868,931
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.709	07-25-35	62,700,911	4,496,972
Series 2005-AR8, Class AX2 IO	1.440	05-25-35	54,586,721	3,350,544
Series 2005-AR18, Class 1X IO	1.570	10-25-36	24,725,008	1,743,318
Series 2005-AR18, Class 2X IO	1.347	10-25-36	42,824,925	1,645,419
Irvine Core Office Trust
Series 2013-IRV, Class XA IO (A)	1.211	05-15-48	19,301,829	608,112
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class XA IO	0.921	08-15-46	16,611,035	411,072

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 18

	Rate (%)	Maturity Date	Par value^	Value
Commercial and residential (continued)
Series 2014-C19, Class C (D)	4.821	04-15-47	11,255,000	$11,839,973
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3A, Class XA IO (A)	1.209	02-15-46	17,308,564	346,928
Series 2011-C4, Class XA IO (A)	1.542	07-15-46	21,835,197	387,077
Series 2012-HSBC, Class XA IO (A)	1.582	07-05-32	86,252,366	5,227,005
Series 2014-FL5, Class C (1 month LIBOR + 2.100%) (A)(D)	3.327	07-15-31	11,982,000	11,853,418
Series 2014-PHH, Class C (1 month LIBOR + 2.350%) (A)(D)	3.327	08-15-27	10,888,000	10,888,960
Series 2015-MAR7, Class C (A)	4.490	06-05-32	9,155,000	9,440,534
Series 2015-SGP, Class B (1 month LIBOR + 2.750%) (A)(D)	3.977	07-15-36	6,116,000	6,172,427
Series 2016-JP2, Class XA (D)	2.011	08-15-49	14,282,951	1,820,992
Series 2016-JP3, Class C (D)	3.622	08-15-49	4,010,000	3,906,198
MAD Mortgage Trust
Series 2017-330M, Class D (A)(D)	4.108	08-15-34	9,283,000	9,489,797
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2 (1 month LIBOR + 1.100%) (D)	2.334	11-25-34	5,984,963	6,083,006
MASTR Alternative Loan Trust
Series 2005-2, Class 4A3 (1 month LIBOR + 0.400%) (D)	1.634	03-25-35	2,910,596	2,800,062
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A (6 month LIBOR + 1.250%) (D)	2.665	10-25-35	3,877,247	3,870,834
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO (A)	0.010	07-12-38	3,164,570	769
Series 2006-C2, Class X IO (A)	0.355	08-12-43	559,604	77
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO (A)	1.640	08-15-45	13,780,247	798,108
Series 2012-C6, Class XA IO (A)	1.936	11-15-45	10,822,349	630,109
Series 2013-C7, Class C (D)	4.282	02-15-46	4,107,000	4,110,048
Series 2014-C18, Class 300D	5.279	08-15-31	4,175,000	4,435,097
Series 2014-C19, Class A2	3.101	12-15-47	3,200,000	3,285,916
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO (A)	0.922	07-15-49	11,822,086	277,390
Series 2012-C4, Class AS	3.773	03-15-45	2,371,500	2,483,228
Series 2014-150E, Class D (A)(D)	4.438	09-09-32	18,800,000	19,630,031
Series 2015, Class XLF1 C (1 month LIBOR + 2.200%) (A)(D)	3.509	08-14-31	8,420,000	8,454,008
Morgan Stanley Mortgage Loan Trust
Series 2004-6AR, Class 2A2 (D)	3.773	08-25-34	3,275,260	3,265,255
MortgageIT Trust
Series 2005-2, Class 1A2 (1 month LIBOR + 0.660%) (D)	1.894	05-25-35	2,286,669	2,267,631
MSCG Trust
Series 2016-SNR, Class D (A)	6.550	11-15-34	11,115,000	11,177,582
MSDB Trust
Series 2017-712F, Class C (A)(D)	3.749	07-11-39	2,245,000	2,306,327
MSSG Trust
Series 2017-237P, Class D (A)	3.864	09-13-39	5,235,000	5,187,743
Series 2017-237P, Class E (A)	3.864	09-13-39	7,655,000	7,081,330
Olympic Tower Mortgage Trust
Series 2017-OT, Class D (A)(D)	3.945	05-10-39	10,850,000	11,044,565
One Market Plaza Trust
Series 2017-1MKT, Class D (A)	4.146	02-10-32	4,650,000	4,806,988
Opteum Mortgage Acceptance Corp. Asset Backed Pass
Through Certificates
Series 2005-2, Class M2 (1 month LIBOR + 0.450%) (D)	1.684	04-25-35	5,937,672	5,701,910
Series 2005-3, Class APT (1 month LIBOR + 0.290%) (D)	1.524	07-25-35	2,883,441	2,874,126
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO	1.904	12-25-45	22,002,326	2,294,834
Sequoia Mortgage Trust
Series 2005-3, Class A1 (1 month LIBOR + 0.200%) (D)	1.431	05-20-35	2,297	2,245
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (D)	2.266	03-25-44	2,607,499	2,555,947

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 19

	Rate (%)	Maturity Date	Par value^	Value
Commercial and residential (continued)
TMSQ Mortgage Trust
Series 2011-1500, Class D (A)(D)	3.963	10-10-36	7,755,000	$7,672,056
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05-10-45	3,355,000	3,682,506
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (A)	1.537	05-10-63	49,589,014	2,583,117
VNDO Mortgage Trust
Series 2013-PENN, Class D (A)(D)	4.079	12-13-29	16,737,000	17,225,725
VNDO Trust
Series 2016-350P, Class D (A)(D)	4.033	01-10-35	11,190,000	11,205,334
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (1 month LIBOR + 0.290%) (D)	1.524	12-25-45	4,392,824	4,300,359
Series 2005-AR2, Class 2A1B (1 month LIBOR + 0.370%) (D)	1.604	01-25-45	2,901,041	2,804,939
Series 2005-AR2, Class 2A3 (1 month LIBOR + 0.350%) (D)	1.584	01-25-45	3,103,154	3,059,795
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.420%) (D)	1.654	07-25-45	5,374,515	5,241,278
Series 2005-AR8, Class 2AB3 (1 month LIBOR + 0.360%) (D)	1.594	07-25-45	567,537	557,144
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (A)(D)	2.800	03-18-28	13,340,000	13,288,406
Series 2013-BTC, Class E (A)(D)	3.668	04-16-35	7,270,000	6,700,635
Series 2015-LC22, Class B (D)	4.692	09-15-58	9,004,000	9,787,700
Series 2017-RB1, Class C (D)	4.311	03-15-50	6,605,000	6,879,804
WFCG Commercial Mortgage Trust
Series 2015-BXRP, Class D (1 month LIBOR + 2.571%) (A)(D)	3.798	11-15-29	775,307	776,277
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class XA IO (A)	0.982	02-15-44	44,871,223	955,452
Series 2011-C3, Class XA IO (A)	1.535	03-15-44	28,341,363	975,226
Series 2012-C10, Class XA IO (A)	1.779	12-15-45	9,887,801	640,665
Series 2012-C9, Class XA IO (A)	2.195	11-15-45	72,109,478	5,282,639
Series 2013-C15, Class B (D)	4.628	08-15-46	2,637,000	2,832,005
Series 2013-C15, Class C (D)	4.628	08-15-46	1,000,000	1,029,877
Series 2013-C16, Class B (D)	5.146	09-15-46	2,970,000	3,268,631
Series 2013-C16, Class XA IO	1.100	09-15-46	14,864,795	477,720
U.S. Government Agency 1.1%				122,604,073
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (1 month LIBOR + 1.850%) (D)	3.084	10-25-27	6,265,000	6,410,885
Series 2016-DNA3, Class M2 (1 month LIBOR + 2.000%) (D)	3.234	12-25-28	3,225,000	3,296,963
Series 2016-HQA2, Class M2 (1 month LIBOR + 2.250%) (D)	3.484	11-25-28	3,425,000	3,533,657
Series K005, Class AX IO	1.539	11-25-19	91,455,006	2,418,509
Series K006, Class BX1 IO	5.542	02-25-20	4,478,983	532,204
Series K010, Class X1 IO	0.337	10-25-20	29,652,132	155,946
Series K011, Class X1 IO	0.403	11-25-20	51,019,123	374,251
Series K014, Class X1 IO	1.364	04-25-21	40,459,868	1,488,842
Series K015, Class X1 IO	1.769	07-25-21	19,701,792	1,025,646
Series K017, Class X1 IO	1.504	12-25-21	41,813,398	1,990,861
Series K018, Class X1 IO	1.524	01-25-22	23,725,967	1,148,306
Series K021, Class X1 IO	1.604	06-25-22	35,542,835	2,075,016
Series K022, Class X1 IO	1.383	07-25-22	138,497,786	6,896,054
Series K024, Class X1 IO	0.988	09-25-22	10,626,834	380,405
Series K026, Class X1 IO	1.144	11-25-22	13,153,269	573,584
Series K705, Class X1 IO	1.853	09-25-18	14,823,907	200,261
Series K707, Class X1 IO	1.656	12-25-18	10,878,735	158,924
Series K709, Class X1 IO	1.641	03-25-19	47,648,190	880,105
Series K710, Class X1 IO	1.867	05-25-19	72,522,361	1,664,105
Series K711, Class X1 IO	1.808	07-25-19	59,666,353	1,386,938
Series KAIV, Class X1 IO	1.305	06-25-21	24,349,188	920,485
Series KS01, Class X1 IO	1.473	01-25-23	13,874,717	686,306

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 20

	Rate (%)	Maturity Date	Par value^	Value
U.S. Government Agency (continued)
Series KS03, Class X IO	0.430	08-25-25	38,883,085	$584,032
Series T-41, Class 3A (D)	5.703	07-25-32	1,427	1,559
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	262	302
Series 2012-M5, Class X IO	0.676	02-25-22	26,844,175	548,639
Series 2012-MB, Class X1 IO	2.160	12-25-19	7,575,550	122,980
Government National Mortgage Association
Series 2008-90, Class IO	1.487	12-16-50	3,823,538	600,742
Series 2012-114, Class IO	0.817	01-16-53	27,593,785	1,472,540
Series 2012-120, Class IO	0.794	02-16-53	11,956,990	565,655
Series 2012-125, Class IO	0.413	02-16-53	14,998,293	481,411
Series 2012-70, Class IO	0.506	08-16-52	8,265,692	204,077
Series 2013-63, Class IO	0.777	09-16-51	16,589,384	882,491
Series 2016-142, Class IO	0.998	09-16-58	32,517,230	2,705,157
Series 2016-162, Class IO	0.996	09-16-58	77,811,406	6,370,762
Series 2016-174, Class IO	0.901	11-16-56	49,783,007	4,061,133
Series 2016-87, Class IO	1.007	08-16-58	38,063,615	2,870,529
Series 2017-109, Class IO	0.612	04-16-57	98,192,916	6,228,897
Series 2017-124, Class IO (C)	0.705	01-15-59	124,880,000	9,151,363
Series 2017-20, Class IO	0.749	12-16-58	108,321,114	7,491,943
Series 2017-22, Class IO	1.047	12-16-57	40,206,908	3,856,635
Series 2017-3, Class IO	0.907	09-16-58	95,822,723	7,402,555
Series 2017-46, Class IO	0.619	11-16-57	85,861,790	5,754,303
Series 2017-61, Class IO	0.766	05-16-59	55,070,200	4,681,562
Series 2017-74, Class IO	0.781	09-16-58	123,983,178	8,334,323
Series 2017-89, Class IO	0.764	07-16-59	123,544,604	10,032,230
Asset backed securities 12.2%				$1,290,931,137
(Cost $1,278,810,679)
Asset backed securities 12.2%				1,290,931,137
ACE Securities Corp. Home Equity Loan Trust
Series 2005-HE3, Class M2 (1 month LIBOR + 0.675%) (D)	1.909	05-25-35	2,194,896	2,192,360
Aegis Asset Backed Securities Trust
Series 2005-1, Class M3 (1 month LIBOR + 0.550%) (D)	1.784	03-25-35	55,000	54,580
Series 2005-4, Class M1 (1 month LIBOR + 0.450%) (D)	1.684	10-25-35	13,940,000	13,815,676
Ally Auto Receivables Trust
Series 2015-1, Class A4	1.750	05-15-20	8,235,000	8,250,641
Series 2017-3, Class A3	1.740	09-15-21	17,050,000	17,065,236
Series 2017-4, Class A4	1.960	07-15-22	12,120,000	12,156,057
American Express Credit Account Master Trust
Series 2017-1, Class A	1.930	09-15-22	34,930,000	35,154,607
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1 (1 month LIBOR + 0.410%) (D)	1.644	01-25-36	4,200,000	4,185,015
Series 2005-R3, Class M2 (1 month LIBOR + 0.470%) (D)	1.704	05-25-35	5,139,530	5,113,132
Amresco Residential Securities Mortgage Loan Trust
Series 1998-1, Class A6	6.510	08-25-27	18	19
Applebee’s Funding LLC
Series 2014-1, Class A2 (A)	4.277	09-05-44	22,805,000	22,479,892
Arby’s Funding LLC
Series 2015-1A, Class A2 (A)	4.969	10-30-45	17,360,775	17,939,583
Argent Securities, Inc.
Series 2003-W10, Class M1 (1 month LIBOR + 1.080%) (D)	2.314	01-25-34	2,012,925	1,967,502
Series 2004-W6, Class M1 (1 month LIBOR + 0.825%) (D)	2.059	05-25-34	1,050,141	1,019,696
BA Credit Card Trust
Series 2017-A1, Class A1	1.950	08-15-22	43,385,000	43,665,796
Bank of the West Auto Trust
Series 2015-1, Class A4 (A)	1.660	09-15-20	9,225,000	9,224,231

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 21

	Rate (%)	Maturity Date	Par value^	Value
Asset backed securities (continued)
BMW Vehicle Owner Trust
Series 2016-A, Class A4	1.370	12-27-22	6,460,000	$6,404,428
Cabela’s Credit Card Master Note Trust
Series 2016-1, Class A1	1.780	06-15-22	34,888,500	34,907,692
California Republic Auto Receivables Trust
Series 2015-2, Class A4	1.750	01-15-21	14,957,000	14,969,226
Series 2016-2, Class A4	1.830	12-15-21	7,975,000	7,980,019
Capital One Multi-Asset Execution Trust
Series 2016-A3, Class A3	1.340	04-15-22	22,279,000	22,173,199
Series 2017-A1, Class A1	2.000	01-17-23	37,680,000	37,951,986
CarMax Auto Owner Trust
Series 2015-2, Class A4	1.800	03-15-21	6,490,000	6,505,300
Series 2016-1, Class A4	1.880	06-15-21	5,015,000	5,027,768
Series 2016-2, Class A4	1.680	09-15-21	6,310,000	6,293,432
Series 2016-3, Class A3	1.390	05-17-21	11,815,000	11,776,139
Chase Issuance Trust
Series 2016-A2, Class A	1.370	06-15-21	26,430,000	26,323,083
Series 2016-A5, Class A5	1.270	07-15-21	46,556,000	46,293,163
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A4 (A)	1.870	02-15-22	5,620,000	5,610,381
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1	1.750	11-19-21	37,425,000	37,498,375
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (A)	4.474	03-20-43	14,801,608	14,917,232
CNH Equipment Trust
Series 2015-C, Class A3	1.660	11-16-20	12,246,686	12,254,829
Series 2016-B, Class A3	1.630	08-15-21	5,240,000	5,236,921
Coinstar Funding LLC
Series 2017-1A, Class A2 (A)	5.216	04-25-47	12,987,450	13,387,670
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	96,961	70,101
Countrywide Asset-Backed Certificates Trust
Series 2004-10, Class AF5B (D)	4.899	02-25-35	2,335,620	2,333,636
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB4, Class M1 (1 month LIBOR + 0.420%) (D)	1.654	07-25-35	1,108,211	1,108,860
CSMC Trust
Series 2006-CF2, Class M1 (1 month LIBOR + 0.470%) (A)(D)	1.704	05-25-36	1,750,590	1,747,839
DB Master Finance LLC
Series 2015-1A, Class A2II (A)	3.980	02-20-45	17,306,250	17,833,918
Discover Card Execution Note Trust
Series 2017-A6, Class A6	1.880	02-15-23	44,970,000	45,134,518
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	20,800,000	21,322,080
Driven Brands Funding LLC
Series 2015-1A, Class A2 (A)	5.216	07-20-45	10,119,750	10,318,805
EquiFirst Mortgage Loan Trust
Series 2004-3, Class M3 (1 month LIBOR + 0.975%) (D)	2.209	12-25-34	4,170,018	4,091,106
FOCUS Brands Funding LLC
Series 2017-1A, Class A2I (A)	3.857	04-30-47	4,074,788	4,149,601
Ford Credit Auto Owner Trust
Series 2014-1, Class B (A)	2.410	11-15-25	5,380,000	5,400,840
Series 2015-B, Class A4	1.580	08-15-20	5,615,000	5,618,019
Series 2016-B, Class A4	1.520	08-15-21	3,125,000	3,115,774
Series 2016-C, Class A4	1.400	02-15-22	10,305,000	10,214,039
Series 2017-A, Class A3	1.670	06-15-21	7,926,000	7,931,479
Series 2017-B, Class A4	1.870	09-15-22	4,580,000	4,586,632
GM Financial Consumer Automobile Receivables Trust
Series 2017-2A, Class A3 (A)	1.860	12-16-21	16,425,000	16,480,932
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1 (A)	1.650	05-15-20	6,965,000	6,968,641

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 22

	Rate (%)	Maturity Date	Par value^	Value
Asset backed securities (continued)
GSAA Home Equity Trust
Series 2005-11, Class 3A1 (1 month LIBOR + 0.270%) (D)	1.504	10-25-35	2,461,567	$2,441,091
GSAA Trust
Series 2005-10, Class M3 (1 month LIBOR + 0.550%) (D)	1.784	06-25-35	2,983,006	2,961,243
Hertz Vehicle Financing LLC
Series 2016-3A, Class A (A)	2.270	07-25-20	7,265,000	7,224,450
Hilton Grand Vacations Trust
Series 2017-AA, Class A (A)	2.660	12-26-28	9,039,667	9,099,180
Home Equity Asset Trust
Series 2005-1, Class M4 (1 month LIBOR + 1.020%) (D)	2.254	05-25-35	3,226,251	3,239,183
Series 2005-3, Class M4 (1 month LIBOR + 0.640%) (D)	1.874	08-25-35	3,795,000	3,742,457
Honda Auto Receivables Owner Trust
Series 2015-2, Class A4	1.470	08-23-21	7,750,000	7,745,300
Series 2015-3, Class A4	1.560	10-18-21	8,034,000	8,029,010
Series 2016-2, Class A3	1.390	04-15-20	4,030,000	4,025,202
Series 2016-2, Class A4	1.620	08-15-22	20,625,000	20,594,677
Series 2016-3, Class A4	1.330	11-18-22	19,450,000	19,316,612
Series 2016-4, Class A4	1.360	01-18-23	11,550,000	11,467,533
Series 2017-1, Class A3	1.720	07-21-21	18,540,000	18,573,057
Series 2017-2, Class A4	1.870	09-15-23	5,000,000	5,016,853
Huntington Auto Trust
Series 2016-1, Class A4	1.930	04-15-22	21,380,000	21,456,327
Hyundai Auto Receivables Trust
Series 2017-A, Class A3	1.760	08-16-21	15,555,000	15,593,279
John Deere Owner Trust
Series 2015-A, Class A4	1.650	12-15-21	3,881,000	3,882,979
Mercedes-Benz Auto Receivables Trust
Series 2015-1, Class A4	1.750	12-15-21	20,360,000	20,394,671
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A (1 month LIBOR + 0.520%) (D)	1.754	06-25-35	3,436,212	3,332,024
Series 2005-WMC1, Class M1 (1 month LIBOR + 0.750%) (D)	1.984	09-25-35	2,594,359	2,432,458
MVW Owner Trust
Series 2014-1A, Class A (A)	2.250	09-22-31	960,198	956,725
Series 2015-1A, Class A (A)	2.520	12-20-32	3,298,301	3,302,510
Nationstar Home Equity Loan Trust
Series 2006-B, Class AV4 (1 month LIBOR + 0.280%) (D)	1.514	09-25-36	6,081,443	6,010,458
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (1 month LIBOR + 0.675%) (D)	1.909	03-25-35	11,370,000	11,077,801
Series 2005-2, Class M2 (1 month LIBOR + 0.675%) (D)	1.909	06-25-35	13,794,172	13,729,407
Nissan Auto Receivables Owner Trust
Series 2015-B, Class A4	1.790	01-17-22	1,900,000	1,904,054
Series 2016-B, Class A4	1.540	10-17-22	4,480,000	4,463,235
Series 2017-A, Class A3	1.740	08-16-21	12,155,000	12,187,123
Series 2017-B, Class A4	1.950	10-16-23	13,955,000	13,993,034
Nissan Master Owner Receivables Trust
Series 2015-A, Class A2	1.440	01-15-20	8,223,000	8,222,757
RAAC Series Trust
Series 2006-SP4, Class M1 (1 month LIBOR + 0.340%) (D)	1.574	11-25-36	3,795,000	3,651,940
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4 (D)	4.934	08-25-35	8,761,997	8,929,919
Saxon Asset Securities Trust
Series 2006-2, Class A3C (1 month LIBOR + 0.150%) (D)	1.384	09-25-36	7,280,033	7,101,202
Sierra Timeshare Receivables Funding LLC
Series 2014-2A, Class A (A)(D)	2.050	06-20-31	1,561,237	1,558,929
Sonic Capital LLC
Series 2016-1A, Class A2 (A)	4.472	05-20-46	3,673,446	3,719,364
Soundview Home Loan Trust
Series 2005-CTX1, Class M2 (1 month LIBOR + 0.440%) (D)	1.674	11-25-35	4,404,940	4,393,654

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 23

	Rate (%)	Maturity Date	Par value^	Value
Asset backed securities (continued)
Specialty Underwriting & Residential Finance Trust
Series 2006-BC 1, Class A2D (1 month LIBOR + 0.300%) (D)	1.534	12-25-36	7,773,915	$7,752,149
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (1 month LIBOR + 0.720%) (A)(D)	1.954	02-25-35	6,146,740	6,131,600
Series 2005-2, Class M2 (1 month LIBOR + 0.735%) (D)	1.969	03-25-35	9,486,147	9,396,908
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-2XS, Class 2A2 (1 month LIBOR + 1.500%) (D)	2.732	02-25-35	3,361,598	3,308,521
Structured Asset Securities Corp. Trust
Series 2005-AR1, Class M1 (1 month LIBOR + 0.430%) (D)	1.664	09-25-35	2,830,034	2,822,394
SunTrust Auto Receivables Trust
Series 2015-1A, Class A4 (A)	1.780	01-15-21	9,485,000	9,495,490
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A	2.040	03-15-22	16,279,000	16,376,710
Taco Bell Funding LLC
Series 2016-1A, Class A2I (A)	3.832	05-25-46	9,360,450	9,608,970
Series 2016-1A, Class A2II (A)	4.377	05-25-46	1,980,000	2,082,366
TAL Advantage V LLC
Series 2014-1A, Class A (A)	3.510	02-22-39	3,149,250	3,164,485
Towd Point Mortgage Trust
Series 2015-2, Class 1M2 (A)(D)	3.474	11-25-60	10,695,000	11,138,408
Series 2016-5, Class A1 (A)(D)	2.500	10-25-56	13,407,003	13,499,629
Series 2017-1, Class A1 (A)(D)	2.750	10-25-56	4,598,758	4,654,046
Series 2017-2, Class A1 (A)(D)	2.750	04-25-57	5,092,805	5,150,306
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4	1.740	09-15-20	7,675,000	7,692,834
Series 2016-B, Class A4	1.520	08-16-21	5,615,000	5,601,844
Series 2016-C, Class A4	1.320	11-15-21	5,597,000	5,559,825
Series 2017-A, Class A3	1.730	02-16-21	16,000,000	16,037,478
Series 2017-B, Class A3	1.760	07-15-21	22,590,000	22,654,047
Series 2017-C, Class A4	1.980	12-15-22	12,680,000	12,744,876
Verizon Owner Trust
Series 2016-1A, Class A (A)	1.420	01-20-21	13,450,000	13,408,333
Series 2016-2A, Class A (A)	1.680	05-20-21	16,870,000	16,864,335
Series 2017-1A, Class A (A)	2.060	09-20-21	22,685,000	22,829,116
Wells Fargo Home Equity Trust
Series 2005-4, Class M1 (1 month LIBOR + 0.460%) (D)	1.694	12-25-35	2,146,382	2,148,349
Wendys Funding LLC
Series 2015-1A, Class A2I (A)	3.371	06-15-45	32,310,495	32,713,730
Series 2015-1A, Class A2II (A)	4.080	06-15-45	2,063,250	2,130,636
Westgate Resorts LLC
Series 2014-1A, Class A (A)	2.150	12-20-26	4,479,389	4,470,099
Series 2014-1A, Class B (A)	3.250	12-20-26	2,238,867	2,245,707
Series 2015-1A, Class A (A)	2.750	05-20-27	1,838,777	1,842,811
Series 2015-2A, Class B (A)	4.000	07-20-28	3,891,579	3,921,306
Series 2016-1A, Class A (A)	3.500	12-20-28	2,758,243	2,788,182
Series 2017-1A, Class A (A)	3.050	12-20-30	7,832,542	7,875,565
World Omni Auto Receivables Trust
Series 2016-A, Class A3	1.770	09-15-21	22,740,000	22,786,958
Series 2017-B, Class A3	1.950	02-15-23	6,020,000	6,041,740
			Shares	Value
Preferred securities 0.3%				$37,022,090
(Cost $35,989,273)
Consumer staples 0.0%				2,602,128
Food and staples retailing 0.0%
Ocean Spray Cranberries, Inc., 6.250% (A)			28,284	2,602,128

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 24

			Shares	Value
Financials 0.1%				$15,662,517
Banks 0.1%
Regions Financial Corp., 6.375%			124,336	3,156,891
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.100% (D)			374,059	9,770,421
Wells Fargo & Company, Series L, 7.500%			2,055	2,735,205
Utilities 0.2%				18,757,445
Multi-utilities 0.2%
DTE Energy Company, 6.500%			97,700	5,516,142
Dominion Energy, Inc., 6.750%			258,872	13,241,303

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.5%				$159,481,679
(Cost $159,481,679)
U.S. Government Agency 0.6%				59,455,000
Federal Agricultural Mortgage Corp. Discount Note	0.900	09-01-17	13,536,000	13,536,000
Federal Home Loan Bank Discount Note	0.800	09-01-17	45,919,000	45,919,000

			Par value^	Value
Repurchase agreement 0.9%				100,026,679
Barclays Tri-Party Repurchase Agreement dated 8-31-17 at 1.050% to be repurchased at $80,131,337 on 9-1-17, collateralized by $50,257,900 U.S. Treasury Notes, 2.000% due 2-15-25 (valued at $50,244,811, including interest)
and $420,300 U.S. Treasury Inflation Indexed Bonds, 0.750% due 2-15-45 (valued at $419,161, including interest)
and $28,854,900 U.S. Treasury Inflation Indexed Notes, 0.625% due 1-15-24 (valued at $31,070,047, including
interest)			80,129,000	80,129,000
Repurchase Agreement with State Street Corp. dated 8-31-17 at 0.340% to be repurchased at $19,014,180 on 9-1-17, collateralized by $19,315,000 Federal Home Loan Mortgage Corp., 1.000% due 9-27-17 (valued at $19,397,340,
including interest)			19,014,000	19,014,000
Repurchase Agreement with State Street Corp. dated 8-31-17 at 0.000% to be repurchased at $883,679 on 9-1-17,
collateralized by $899,300 U.S.Treasury Notes, 1.500% due 8-31-18 (valued at $901,373, including interest)			883,679	883,679
Total investments (Cost $10,266,624,780) 98.9%				$10,471,731,510
Other assets and liabilities, net 1.1%				113,899,040
Total net assets 100.0%				$10,585,630,550

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^ All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations
BRL	Brazilian Real
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,334,356,496 or 22.1% of the fund’s net assets as of 8-31-17.
(B)	Non-income producing - Issuer is in default.
(C)	Security is valued using significant unobservable inputs.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

At 8-31-17, the aggregate cost of investments for federal income tax purposes was $10,284,923,232. Net unrealized depreciation aggregated to $186,808,278, of which $228,760,377 related to gross unrealized appreciation and $41,952,099 related to gross unrealized depreciation.

The fund had the following country composition as a percentage of net assets on 8-31-17:

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 25

United States	88.9%
United Kingdom	2.1%
Netherlands	1.8%
France	1.1%
Other countries	6.1%
TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 26

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2017, by major security category or type

	Total value at 8-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Government and Agency obligations	$3,062,261,703	—	$3,062,261,703	—
Foreign government obligations	54,279,551	—	54,279,551	—
Corporate bonds	4,924,006,969	—	4,924,006,969	—
Convertible bonds	9,217,684	—	9,217,684	—
Capital preferred securities	21,062,678	—	21,062,678	—
Term loans	10,479,958	—	10,479,958	—
Collateralized mortgage obligations	902,988,061	—	893,836,698	$9,151,363
Asset backed securities	1,290,931,137	—	1,290,931,137	—
Preferred securities	37,022,090	$34,419,962	2,602,128	—
Short-term investments	159,481,679	—	159,481,679	—
Total investments in securities	$10,471,731,510	$34,419,962	$10,428,160,185	$9,151,363

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       27

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	21Q1	08/17
This report is for the information of the shareholders of John Hancock Bond Fund.		10/17

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 30, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	October 30, 2017